Finance Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Finance Lease Liabilities [Abstract]
Schedule of Future Finance Lease Payments	Future finance lease payments as of March 31, 2024, are detailed as follows:
Finance leases	S$	US$
2025	190,711	141,530
2026	146,686	108,858
2027	116,289	86,300
2028	98,298	72,949
2029	46,876	34,787
Total future lease payment	598,860	444,424
Less: Imputed interest	(51,187)	(37,987)
Present value of finance lease liabilities	547,673	406,437
Less: Current portion	(168,192)	(124,818)
Long-term potion of finance lease liabilities	379,481	281,619

Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases and Finance Leases	The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:
	2023	2024
Weighted average remaining lease term (Years)
Finance leases	3	2

Weighted average discount rate (%)
Finance leases	5%	5%

Schedule of Finance Lease Cost	The components of the finance lease cost are as follows:
	For the years ended 31 March,
	2022	2023	2024	2024
	S$	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	212,274	253,062	219,170	162,649
Interest on finance lease (Included in interest expense)	34,919	41,225	80,461	59,711
	247,193	294,287	299,631	222,360